UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

(formerly Deutsche LifeCompass 2015 Fund)

	Shares	Value ($)
Equity - Equity Funds 27.1%
Deutsche Core Equity Fund "Institutional" (a)	713,889	18,396,925
Deutsche Emerging Markets Equity Fund "Institutional" (a)	309,228	4,409,591
Deutsche European Equity Fund "Institutional" (a)	509,044	5,497,675
Deutsche Small Cap Core Fund "S" (a)	85,643	2,344,047

Total Equity - Equity Funds (Cost $23,851,055)		30,648,238
Equity - Exchange-Traded Funds 8.8%
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	72,300	2,923,089
iShares Currency Hedged MSCI Eurozone Fund	201,000	5,599,860
iShares MSCI Pacific ex Japan Fund	38,000	1,477,820
Total Equity - Exchange-Traded Funds (Cost $10,317,792)		10,000,769
Fixed Income - Bond Funds 63.4%
Deutsche Core Plus Income Fund "Institutional" (a)	2,771,379	29,071,761
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	235,158	2,739,588
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	188,290	1,713,437
Deutsche Enhanced Global Bond Fund "S" (a)	386,137	3,436,615
Deutsche Floating Rate Fund "Institutional" (a)	130,977	1,131,639
Deutsche Global Inflation Fund "Institutional" (a)	350,401	3,437,435
Deutsche High Income Fund "Institutional" (a)	251,916	1,128,584
Deutsche Short Duration Fund "S" (a)	3,306,139	29,094,028

Total Fixed Income - Bond Funds (Cost $74,305,032)		71,753,087
Fixed Income - Money Market Fund 0.9%
Central Cash Management Fund, 0.14% (a) (c) (Cost $1,000,749)	1,000,749	1,000,749
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $109,474,628) †	100.2	113,402,843
Other Assets and Liabilities, Net	(0.2)	(182,493)
Net Assets	100.0	113,220,350

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $110,038,741. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $3,364,102. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,193,523 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,829,421.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2015 is as follows:

Affiliate	Value ($) at August 31, 2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2015
Deutsche Capital Growth Fund	496,498	—	883,650	320,258	—	—	—
Deutsche Core Equity Fund	8,140,395	4,082,142	—	—	18,742	—	18,396,925
Deutsche Core Plus Income Fund	4,810,458	20,131,752	—	—	116,552	—	29,071,761
Deutsche Diversified Market Neutral Fund	1,023,935	—	1,671,672	(137,988)	—	—	—
Deutsche EAFE Equity Index Fund	1,981,118	—	3,267,767	638,602	—	—	—
Deutsche Emerging Markets Equity Fund	1,227,576	2,441,200	—	—	—	—	4,409,591
Deutsche Enhanced Commodity Strategy Fund	2,214,379	3,136	626,100	(215,416)	3,136	—	2,739,588
Deutsche Enhanced Emerging Markets Fixed Income Fund	2,003,686	25,155	1,797,700	(237,996)	25,155	—	1,713,437
Deutsche Enhanced Global Bond Fund	1,611,505	388,787	—	—	15,387	—	3,436,615
Deutsche Equity 500 Index Fund	7,334,108	31,377	13,064,477	5,416,564	31,377	—	—
Deutsche European Equity Fund	—	5,431,500	—	—	—	—	5,497,675
Deutsche Floating Rate Fund	954,692	14,296	498,700	(37,046)	14,296	—	1,131,639
Deutsche Global Equity Fund	1,042,252	—	1,757,302	336,535	—	—	—
Deutsche Global Growth Fund	377,207	—	624,557	15,485	—	—	—
Deutsche Global Inflation Fund	8,163,249	—	11,185,700	(526,604)	—	—	3,437,435
Deutsche Global Infrastructure Fund	3,133,355	3,159	5,637,015	(668,790)	3,159	—	—
Deutsche Global Small Cap Fund	1,481,406	—	2,411,227	(219,593)	—	—	—
Deutsche High Income Fund	1,412,518	22,837	1,326,700	(98,309)	22,837	—	1,128,584
Deutsche Latin America Equity Fund	36,353	—	59,271	(39,775)	—	—	—
Deutsche Real Estate Securities Fund	3,000,903	15,565	5,923,299	82,379	15,565	—	—
Deutsche Real Estate Securities Income Fund	92,036	963	173,985	(21,894)	860	102	—
Deutsche Short Duration Fund	3,322,055	22,959,690	—	—	89,391	—	29,094,028
Deutsche Small Cap Core Fund	1,856,126	—	975,600	300,684	—	—	2,344,047
Deutsche Small Cap Growth Fund	242,474	—	425,221	(10,030)	—	—	—
Deutsche Small Cap Value Fund	80,465	—	145,432	(21,460)	—	—	—
Deutsche U.S. Bond Index Fund	3,603,784	25,912	6,866,419	(306,317)	27,637	—	—
Deutsche World Dividend Fund	712,880	3,341	1,193,880	16,794	3,341	—	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	165,888	—	274,115	(6,256)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	89,746	2,737,434	—	—	—	—	2,923,089
Central Cash Management Fund	2,000,577	14,215,253	15,215,081	—	392	—	1,000,749
Total	62,611,624	72,533,499	76,004,870	4,579,827	387,827	102	106,325,163

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$30,648,238	$—	$—	$30,648,238
Exchange-Traded Funds	10,000,769	—	—	10,000,769
Bond Funds	71,753,087	—	—	71,753,087
Money Market Fund	1,000,749	—	—	1,000,749
Total	$113,402,843	$—	$—	$113,402,843
There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Conservative Allocation Fund (formerly Deutsche LifeCompass 2015 Fund), a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016